                             HOLLAND BALANCED FUND



                                 Semi-Annual Report

                                        March 31, 2000 (Unaudited)

------------------------------------------------

CONTENTS

Letter from the President....................    1

Cumulative Performance.......................    2

Management Discussion of Fund Performance and
  Notes to Performance.......................    3

Statement of Net Assets......................    4

Statement of Operations......................    7

Statements of Changes in Net Assets..........    8

Financial Highlights.........................    9

Notes to Financial Statements................   10

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

March 31, 2000
--------------------------------------------------------------------------------

                                                                         PICTURE
Dear Fellow Shareholder:
I am pleased to report that our
Fund has achieved a return of 17.0%
for the six months ended March 31,
2000 (and a return of 17.9% for the
past 12 months). The Fund's
aggregate total return since
inception (October 2, 1995 through
March 31, 2000) has been 93.7%,
versus 80.8% for the Lipper Balanced Fund Index.

During this volatile six-month time frame, our Fund has produced a satisfactory return with relatively low volatility.

Additionally, our Fund's portfolio turnover has been predictably modest, resulting in a favorable capital gains tax distribution experience.

Thank you for your continuing support. Please visit our website at www.thehollandfund.com.

With Bullish Regards,

[Michael F. Holland]
Michael F. Holland
President and Founder

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - CUMULATIVE PERFORMANCE
--------------------------------------------------------------------------------

March 31, 2000
--------------------------------------------------------------------------------

Set forth below are the cumulative total return figures for the periods indicated and a graph showing the hypothetical $10,000 investment made in the Holland Balanced Fund, Standard & Poor's 500 Index, Salomon 10 Year Government Bond Index, 90 Day US Treasury Bill and the Lipper Balanced Fund Index on October 2, 1995. The cumulative and annualized total return figures and the information in the graph represent past performance and are not indicative of future results. The total returns reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                                                             SALOMON 10 YEAR        90 DAY US
                                HOLLAND BALANCED     LIPPER BALANCED    STANDARD & POOR'S      GOVERNMENT         TREASURY BILL
                                     FUND(A)          FUND INDEX(B)       500 INDEX(B)        BOND INDEX(B)          RATE(B)
                                ----------------     ---------------    -----------------    ---------------      -------------
Inception                           10000.00            10000.00            10000.00            10000.00            10000.00
3/96                                10993.00            10675.00            11045.00            10110.00            10259.00
9/96                                11566.00            11040.00            11761.00            10252.00            10522.00
3/97                                12582.00            11703.00            12955.00            10412.00            10790.00
9/97                                14192.00            13758.00            16209.00            11618.00            11067.00
3/98                                14772.00            15037.00            18852.00            12562.00            11351.00
9/98                                14537.00            14442.00            17402.00            14153.00            11628.00
3/99                                16417.00            16363.00            22011.00            13431.00            11887.00
9/99                                16554.00            16390.00            21949.00            13060.00            12167.00
3/00                                19373.00            18076.00            25643.00            13757.00            12500.00

                             INVESTMENT PERFORMANCE
                      For the Periods Ended March 31, 2000
--------------------------------------------------------------------------------

                                 TOTAL RETURN             Average
                               Cumulative Since      Annualized Since     12 Months
                              Inception (10/2/95)   Inception (10/2/95)     Ended
-----------------------------------------------------------------------------------------
 HOLLAND BALANCED FUND (a)                93.73%                15.84%       17.94%
 Lipper Balanced Fund Index
  (b)                                     80.76%                14.11%       10.47%
 Standard & Poor's 500 Index
  (b)                                    156.43%                23.36%       16.50%
 Salomon 10 Year Government
  Bond Index (b)                          37.57%                 7.37%        2.43%
 90 Day US Treasury Bill
  Rate (b)                                25.00%                 5.10%        5.15%

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - MANAGEMENT DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

March 31, 2000
--------------------------------------------------------------------------------

Since inception (October 2, 1995 through March 31, 2000), our Fund's total return has been 93.7% compared to 80.8% for the Lipper Balanced Fund Index. The past six months have seen a confluence of low inflation, high economic growth and excellent corporate profitability which we expect to continue for some time. This environment has favored our Fund's "blue chip" equity investments.

Our Fund's long-term approach is characterized by minimal trading: This has the effect of minimizing capital gains tax distributions, a growing mutual fund industry objective.

--------------------------------------------------------------------------------
NOTES TO PERFORMANCE
--------------------------------------------------------------------------------

(a) Reflects waiver of fees and reimbursement of expenses by investment adviser. Absent such waiver and reimbursement, the Fund's total return would have been lower.

(b) The Lipper Balanced Fund is an index whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The S&P 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The Salomon 10 Year Government Bond Index is a subsector of the Broad Investment-Grade (BIG) Index. At present, this sector contains U.S. Treasury securities with at least $1 billion public amount outstanding and U.S. Agency and supranational issues with at least $100 million outstanding. All securities in this index have a remaining maturity of at least 10 years and carry a fixed rate coupon. The 90-Day T-Bill is the average return on three month U.S. Treasury Bills. These indices are unmanaged and do not reflect the actual cost of investing in the instruments that comprise each index.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

        March 31, 2000 (Unaudited)             Shares       Value(+)
----------------------------------------------------------------------
COMMON STOCKS-59.8%
BANKS-6.0%
Chase Manhattan Corp.                            20,000    $ 1,743,750
J.P. Morgan & Co., Inc.                          12,200      1,607,350
                                                           -----------
                                                             3,351,100
                                                           -----------
CHEMICALS-2.0%
DuPont (E.I.) de Nemours & Co.                   21,100      1,115,663
                                                           -----------
COMPUTERS-3.8%
International Business Machines Corp.            17,800      2,100,400
                                                           -----------
ELECTRONICS-17.2%
Hewlett-Packard Co.                              18,800      2,492,175
Intel Corp.                                      25,400      3,348,037
Oracle Corp.(a)                                  48,000      3,744,000
                                                           -----------
                                                             9,584,212
                                                           -----------
FOOD & BEVERAGES-2.3%
Coca Cola Co.                                    27,000      1,267,312
                                                           -----------
FINANCIAL-4.2%
Merrill Lynch & Co.                              22,300      2,341,500
                                                           -----------
OIL/GAS-5.3%
Exxon Mobil Corp.                                14,300      1,112,719
Schlumberger, Ltd.                               24,500      1,874,250
                                                           -----------
                                                             2,986,969
                                                           -----------
PHARMACEUTICALS-4.6%
Johnson & Johnson                                17,300      1,212,081
Merck & Co., Inc.                                21,900      1,360,538
                                                           -----------
                                                             2,572,619
                                                           -----------
PRODUCER GOODS-6.1%
General Electric Co.                             12,700      1,970,881
Minnesota Mining & Manufacturing Co.             16,300      1,443,569
                                                           -----------
                                                             3,414,450
                                                           -----------
RETAIL TRADE-2.5%
Wal-Mart Stores, Inc.                            25,000      1,387,500
                                                           -----------
TELECOMMUNICATIONS-5.8%
AT&T Corp.                                       30,850      1,735,312
Lucent Technologies, Inc.                        25,000      1,518,750
                                                           -----------
                                                             3,254,062
                                                           -----------
     Total Common Stocks (Cost-$20,257,646)                 33,375,787
                                                           -----------

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS (continued)
--------------------------------------------------------------------------------

        March 31, 2000 (Unaudited)           Principal      Value(+)
----------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES-28.9%
United States Treasury Bond, 6.250%
  due 8/15/23                                $1,500,000    $ 1,521,563
United States Treasury Note, 5.625%
  due 11/30/00                                1,000,000        995,313
United States Treasury Note, 5.625%
  due 2/28/01                                 1,000,000        993,125
United States Treasury Note, 6.375%
  due 8/15/02                                 1,000,000        997,188
United States Treasury Note, 5.375%
  due 6/30/03                                 2,500,000      2,427,345
United States Treasury Note, 5.250%
  due 8/15/03                                 2,800,000      2,703,750
United States Treasury Note, 5.875%
  due 2/15/04                                 3,500,000      3,442,033
United States Treasury Note, 6.500%
  due 5/15/05                                 3,000,000      3,019,689
                                                           -----------
     Total U.S. Government Securities
     (Cost-$16,200,634)                                     16,100,006
                                                           -----------
REPURCHASE AGREEMENTS-10.9%
State Street Bank and Trust Co. Repurchase
     Agreement, 4.750% due 4/3/00 in the
     amount of $6,106,416; issued 3/31/00
     (Collateralized by $6,190,000, FHLMC,
     7.00% due 2/15/03 with a market value
     of $6,228,688) (Cost-$6,104,000)         6,104,000      6,104,000
                                                           -----------
     Total Investments-99.6%
     (Cost-$42,562,280)                                     55,579,793
                                                           -----------
OTHER ASSETS IN EXCESS OF LIABILITIES-0.4%                     207,297
                                                           -----------
NET ASSETS-100%
Applicable to 3,153,458 outstanding $0.01
  par value shares (authorized
  1,000,000,000)                                           $55,787,090
                                                           ===========
Net asset value, offering price and
  redemption price per share                               $     17.69
                                                           ===========

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS (concluded)

--------------------------------------------------------------------------------

               March 31, 2000 (Unaudited)
---------------------------------------------------------------------
COMPONENTS OF NET ASSETS AS OF MARCH 31, 2000
Capital stock at par value ($0.01)                        $    31,534
Capital stock in excess of par value                       41,464,858
Undistributed net investment income                           177,438
Accumulated net realized gain on investments                1,095,747
Net unrealized appreciation on investments                 13,017,513
                                                          -----------
     Net Assets                                           $55,787,090
                                                          ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements
+See Note 2 to Financial Statements
FHLMC Federal Home Loan Mortgage Corp.
(a)Non-income producing

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

      Six Months Ended March 31, 2000 (Unaudited)
---------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                  $   539,612
Dividends                                                     179,027
                                                          -----------
     Total investment income                                  718,639
                                                          -----------
EXPENSES
Investment advisory fees (Note 3)                             185,314
Administration and custody fees (Note 4)                       46,782
Shareholder reports                                            35,746
Legal fees                                                     27,902
Shareholder account maintenance                                20,191
Registration fees                                              17,343
Amortization of organizational costs                           16,865
Audit fees                                                     16,241
Directors fees                                                 12,027
Insurance expense                                               7,071
Miscellaneous expense                                           5,143
                                                          -----------
     Total operating expenses                                 390,625
     Waiver of investment advisory fees (Note 3)              (19,171)
                                                          -----------
     Net expenses                                             371,454
                                                          -----------
Net investment income                                         347,185
                                                          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                            1,095,747
Net change in unrealized appreciation on investments        6,357,209
                                                          -----------
     Net realized and unrealized gain on investments        7,452,956
                                                          -----------
     Net increase in net assets resulting from
       operations                                         $ 7,800,141
                                                          ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               Six Months
                                              Ended 3/31/00   Year Ended
                                               (Unaudited)      9/30/99
-------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS
Net investment income                         $    347,185    $   651,200
Net realized gain on investments                 1,095,747        162,221
Net change in unrealized appreciation
  on investments                                 6,357,209      3,459,093
                                              ------------    -----------
Net increase in net assets resulting from
  operations                                     7,800,141      4,272,514
                                              ------------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM
Net investment income                             (360,591)      (710,954)
Net realized gain on investments                  (162,221)      (180,379)
                                              ------------    -----------
Total dividends and distributions                 (522,812)      (891,333)
                                              ------------    -----------
CAPITAL SHARE TRANSACTIONS, NET (NOTE 7)         3,165,989     11,921,132
                                              ------------    -----------
Total increase in net assets                    10,443,318     15,302,313
NET ASSETS
     Beginning of period                        45,343,772     30,041,459
                                              ------------    -----------
     End of period                            $ 55,787,090    $45,343,772
                                              ============    ===========
UNDISTRIBUTED NET INVESTMENT INCOME,
  END OF PERIOD                               $    177,438    $   190,844
                                              ============    ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                 Six Months Ended                                        Period
For a capital share outstanding   March 31, 2000          For the Year Ended           10/2/95*
throughout the period              (unaudited)       9/30/99    9/30/98    9/30/97   to 9/30/96
-----------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of
  period                                  $ 15.27    $ 13.74    $ 13.70    $ 11.39   $    10.00
                                          -------    -------    -------    -------   ----------
INCREASE/DECREASES FROM
  INVESTMENT OPERATIONS
Net investment income                        0.12       0.23       0.28       0.26         0.23
Net realized and unrealized
  gain on investments                        2.48       1.66       0.05       2.30         1.33
                                          -------    -------    -------    -------   ----------
      operations                             2.60       1.89       0.33       2.56         1.56
                                          -------    -------    -------    -------   ----------
LESS DIVIDENDS AND
  DISTRIBUTIONS FROM:
Net investment income                       (0.12)     (0.28)     (0.29)     (0.25)       (0.17)
Net realized gain on
  investments                               (0.06)     (0.08)        --      (0.00)(#)       --
                                          -------    -------    -------    -------   ----------
Total dividends and
  distributions                             (0.18)     (0.36)     (0.29)     (0.25)       (0.17)
                                          -------    -------    -------    -------   ----------
Net asset value, end of period            $ 17.69    $ 15.27    $ 13.74    $ 13.70   $    11.39
                                          =======    =======    =======    =======   ==========
TOTAL RETURN(a)                            17.03%     13.87%      2.43%     22.71%       15.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's)                                 $55,787    $45,344    $30,041    $26,788   $    7,606
Ratio of expenses to average
  net assets after fee waivers
  and reimbursement of other
  expenses(b)                               1.50%      1.50%      1.50%      1.50%        1.50%
Ratio of expenses to average
  net assets before fee waivers
  and reimbursement of other
  expenses(b)                               1.58%      1.62%      1.83%      2.55%        4.81%
Ratio of net investment income
  to average net assets after
  fee waivers and reimbursement
  of other expenses(b)                      1.40%      1.59%      2.05%      2.31%        2.36%
Ratio of net investment income
  to average net assets before
  fee waivers and reimbursement
  of other expenses(b)                      1.33%      1.47%      1.72%      0.31%        0.96%
Portfolio turnover                          9.30%     15.76%     16.49%      5.07%        5.04%

--------------------------------------------------------------------------------
See Notes to the Financial Statements

(a)  Total return would have been lower had certain expenses not been waived or reimbursed. Periods less than one year are
     not annualized.
(b)  Annualized for periods less than one year.
 #   Rounds to less than $0.01
 *   Commencement of Investment Operations

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
1.  ORGANIZATION

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund"). The costs incurred by the Company in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Fund over a sixty-month period beginning with commencement of its operations. The unamortized balance of organizational expenses at March 31, 2000 was $22,770.

Investment Objective
The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities
Securities transactions are accounted for as of the trade date. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Income Tax
There is no provision for Federal income or excise tax since the Fund continues to qualify as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute substantially all of its taxable income and realized gains.

Valuation
Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Expenses
Holland & Company L.L.C. (the "Investment Adviser") has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 1.50% of average daily net assets. During the six months ended March 31, 2000, the Investment Adviser voluntarily waived $19,171 of advisory fees.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
Dividends and Distributions to Shareholders
It is the policy of the Fund to declare dividends according to the following schedule:

---------------------------------------------------------------------
        Dividends from Net                    Capital Gain
        Investment Income                    Distributions
---------------------------------------------------------------------
                         Quarterly                           Annually
 April, July, October and December                           December

Distributions from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Dividends and distributions to shareholders are recorded on the ex-date of the dividend or the distribution. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gains on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital stock.

3.  INVESTMENT ADVISORY AGREEMENT

The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. Currently, the Investment Adviser is voluntarily waiving a portion of its fee. The Investment Adviser is controlled by Michael F. Holland, its managing member and owner of 99% interest in the Investment Adviser.

As of March 31, 2000, Michael F. Holland and affiliates owned 93,140 shares (3% of the shares outstanding) of the Fund.

4.  ACCOUNTING, CUSTODY AND
    ADMINISTRATION AGREEMENTS

Pursuant to its Administration Agreement effective June 1, 1999, State Street Bank and Trust Company ("State Street") provides, or arranges for the provision of certain administrative and accounting services for the Company, including

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

4.  ACCOUNTING, CUSTODY AND
    ADMINISTRATION AGREEMENTS (continued)
maintaining the books and records of the Company, and preparing certain reports and other documents required by federal and/or state laws and regulations. For these services, the Company pays State Street a fee at the annual rate of 0.10% of the Fund's average daily net assets up to $100 million, 0.08% of the next $100 million, and 0.06% of those assets in excess of $200 million, subject to certain minimum requirements, and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, the Administrator will be paid a minimum fee of $5,000 per month for the first year of services provided to the Company, and a minimum fee of $7,000 per month thereafter unless waived by the Administrator. State Street also serves as the Fund's custodian and accounting agent. Fees paid for custody and accounting services rendered by State Street are based upon assets of the Fund and on transactions entered into by the Fund during the period and are included in the administration and custody fees in the Statement of Operations.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2000 aggregated $8,326,902 and $4,036,703 respectively.

The components of net unrealized appreciation/(depreciation) of investments based on Federal tax cost at March 31, 2000 for the Fund were as follows:

-----------------------------------------------------------------
                                                 Cost for Federal
Appreciation   Depreciation   Net Appreciation     Tax Purposes
-----------------------------------------------------------------
$13,415,963..     $(398,450)       $13,017,513        $42,562,280

6.  REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date. The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

7.  CAPITAL SHARE TRANSACTIONS

As of March 31, 2000, there were 1,000,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:

---------------------------------------------------------------------------
                                 Six Months               Year Ended
                                Ended 3/31/00               9/30/99
---------------------------------------------------------------------------
                             Shares      Amount      Shares       Amount
---------------------------------------------------------------------------
Shares Sold                  420,195   $7,060,145   1,162,789   $17,656,300
Shares Reinvested             29,379      476,260      55,096       830,190
                            --------   ----------   ---------   -----------
                             449,574    7,536,405   1,217,885    18,486,490
Shares Redeemed             (265,570)  (4,370,416)   (434,879)   (6,565,358)
                            --------   ----------   ---------   -----------
NET INCREASE                 184,004   $3,165,989     783,006   $11,921,132
                            ========   ==========   =========   ===========
---------------------------------------------------------------------------

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Holland Series Fund, Inc.
--------------------------------------------------------------------------------

BOARD OF DIRECTORS
Michael F. Holland*
Director and President
Chairman,
Holland & Company L.L.C.

Sheldon S. Gordon
Director
Chairman,
Union Bancaire Privee International Holdings, Inc.

Herbert S. Winokur, Jr.
Director
Managing General Partner,
Capicorn Investors, L.P.

Desmond G. FitzGerald
Director
Chairman,
North American Properties Group

Jeff C. Tarr
Director
Chairman,
Junction Advisors

*interested person as defined in the Investment Company Act of 1940

ADVISER
Holland & Company L.L.C.
375 Park Avenue
New York, NY 10152
phone   (212) 486-2002
fax     (212) 486-0744
email    HBFUND@aol.com
website  www.thehollandfund.com

FUND ADMINISTRATOR,
CUSTODIAN AND FUND
ACCOUNTING AGENT
State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Mutual Fund Services
370 17th Street, Suite 3100
Denver, CO 80202

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Unified Fund Advisers, Inc.
429 N. Pennsylvania Street
Indianapolis, IN 46204

LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

------------------------------------
Holland & Company L.L.C.
375 Park Avenue
New York, New York 10152

Phone  800-891-6181
       212-486-2002

Fax    212-486-0744

Email    HBFUND@aol.com
Website  www.thehollandfund.com

This report has been prepared for the
Holland Balanced Fund's Shareholders
and may be distributed to others only
if preceded or accompanied by a prospectus.